AB Sustainable Global Thematic Fund

Portfolio of Investments

April 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.9%
Information Technology – 29.2%
Communications Equipment – 2.2%
Calix, Inc.(a)	542,630	$24,798,191
Lumentum Holdings, Inc.(a)	341,280	16,466,760

		41,264,951

Electronic Equipment, Instruments & Components – 5.8%
Flex Ltd.(a)	2,463,938	50,683,205
Keyence Corp.	59,700	26,922,077
Keysight Technologies, Inc.(a)	204,151	29,528,401

		107,133,683

IT Services – 2.3%
Accenture PLC - Class A	149,932	42,024,440

Semiconductors & Semiconductor Equipment – 11.0%
Advanced Micro Devices, Inc.(a)	235,255	21,024,739
ASML Holding NV	53,861	34,180,858
Infineon Technologies AG	1,106,832	40,307,248
MediaTek, Inc.	871,000	18,938,885
NXP Semiconductors NV	153,146	25,076,126
ON Semiconductor Corp.(a)	390,917	28,130,387
Taiwan Semiconductor Manufacturing Co., Ltd.	2,157,000	35,322,155

		202,980,398

Software – 7.9%
Adobe, Inc.(a)	99,296	37,490,198
Intuit, Inc.	77,285	34,310,676
Microsoft Corp.	174,377	53,579,077
Palo Alto Networks, Inc.(a)	118,877	21,690,297

		147,070,248

		540,473,720

Health Care – 19.0%
Biotechnology – 1.3%
Abcam PLC (Sponsored ADR)(a)	1,441,717	23,485,570

Health Care Equipment & Supplies – 5.6%
Alcon, Inc.	369,128	26,878,541
Becton Dickinson and Co.	158,082	41,782,653
STERIS PLC	188,830	35,603,897

		104,265,091

Health Care Providers & Services – 1.6%
Apollo Hospitals Enterprise Ltd.	526,746	29,198,771

Life Sciences Tools & Services – 8.9%
Bio-Rad Laboratories, Inc. - Class A(a)	62,354	28,108,559
Bruker Corp.	330,892	26,183,484
Danaher Corp.	178,258	42,231,103
ICON PLC(a)	164,391	31,676,502
West Pharmaceutical Services, Inc.	103,422	37,360,163

		165,559,811

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.6%
Johnson & Johnson	179,542	$29,391,025

		351,900,268

Financials – 16.7%
Capital Markets – 10.0%
Deutsche Boerse AG	250,943	47,857,020
London Stock Exchange Group PLC	509,328	53,476,012
MSCI, Inc.	93,018	44,876,534
Partners Group Holding AG	40,778	39,584,542

		185,794,108

Financial Services – 2.9%
Visa, Inc. - Class A	228,085	53,082,222

Insurance – 3.8%
Aflac, Inc.	549,350	38,372,097
AIA Group Ltd.	2,915,200	31,737,991

		70,110,088

		308,986,418

Industrials – 15.5%
Aerospace & Defense – 1.8%
Hexcel Corp.	461,119	33,237,457

Commercial Services & Supplies – 6.1%
Tetra Tech, Inc.	255,568	35,362,944
TOMRA Systems ASA	1,578,086	24,198,823
Waste Management, Inc.	323,958	53,793,226

		113,354,993

Machinery – 5.7%
Deere & Co.	134,085	50,686,812
SMC Corp.	69,000	34,413,393
Xylem, Inc./NY	204,698	21,255,840

		106,356,045

Professional Services – 1.9%
Experian PLC	975,204	34,526,978

		287,475,473

Consumer Staples – 7.8%
Household Products – 1.9%
Procter & Gamble Co. (The)	225,576	35,275,575

Personal Care Products – 5.9%
Dabur India Ltd.	4,840,742	31,600,832
Haleon PLC	8,321,096	36,585,348
Unilever PLC	724,911	40,364,589

		108,550,769

		143,826,344

Consumer Discretionary – 3.9%
Automobile Components – 1.5%
Aptiv PLC(a)	279,709	28,770,868

Company	Shares	U.S. $ Value

Automobiles – 1.2%
BYD Co., Ltd. - Class H	734,000	$22,259,460

Household Durables – 1.2%
TopBuild Corp.(a)	94,989	21,418,120

		72,448,448

Materials – 3.1%
Chemicals – 3.1%
Chr Hansen Holding A/S	382,919	29,802,371
DSM-Firmenich AG(a)	204,500	26,761,217

		56,563,588

Utilities – 2.7%
Electric Utilities – 1.4%
Orsted AS(b)	293,576	26,348,469

Water Utilities – 1.3%
American Water Works Co., Inc.	154,558	22,913,223

		49,261,692

Total Common Stocks (cost $1,548,060,411)		1,810,935,951

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.74%(c) (d) (e) (cost $41,336,866)	41,336,866	41,336,866

Total Investments – 100.1% (cost $1,589,397,277)(f)		1,852,272,817
Other assets less liabilities – (0.1)%		(2,436,231)

Net Assets – 100.0%		$1,849,836,586

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	EUR	81,887	USD	87,174	05/11/2023	$(3,101,808)
Bank of America, NA	USD	19,890	EUR	18,213	05/11/2023	189,106
Bank of America, NA	USD	3,717	CHF	3,428	05/24/2023	127,637
Bank of America, NA	TWD	533,721	USD	17,635	06/15/2023	224,092
Bank of America, NA	USD	2,809	TWD	85,503	06/15/2023	(19,612)
Bank of America, NA	USD	28,945	INR	2,400,860	06/22/2023	354,625
Barclays Bank PLC	BRL	47,495	USD	9,368	05/03/2023	(154,384)
Barclays Bank PLC	USD	9,498	BRL	47,495	05/03/2023	24,564
Barclays Bank PLC	USD	9,309	BRL	47,495	06/02/2023	155,412
Barclays Bank PLC	USD	2,903	INR	241,572	06/22/2023	44,957
Barclays Bank PLC	HKD	136,391	USD	17,532	07/12/2023	106,449
BNP Paribas SA	USD	5,871	ZAR	107,325	06/22/2023	(31,045)
Citibank, NA	BRL	47,495	USD	9,498	05/03/2023	(24,564)
Citibank, NA	USD	9,134	BRL	47,495	05/03/2023	388,317
Citibank, NA	GBP	3,425	USD	4,243	05/24/2023	(63,684)
Citibank, NA	NOK	225,383	USD	21,472	06/21/2023	272,131
Citibank, NA	USD	13,743	SEK	141,147	06/21/2023	55,723

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank, NA	INR	4,854,151	USD	58,760	06/22/2023	$(479,675)
Goldman Sachs Bank USA	USD	34,184	AUD	51,242	06/15/2023	(213,447)
JPMorgan Chase Bank, NA	USD	4,647	EUR	4,254	05/11/2023	42,700
Morgan Stanley Capital Services, Inc.	EUR	5,966	USD	6,363	05/11/2023	(213,901)
Morgan Stanley Capital Services, Inc.	USD	11,610	EUR	10,783	05/11/2023	277,932
Morgan Stanley Capital Services, Inc.	CHF	19,154	USD	20,694	05/24/2023	(785,543)
Morgan Stanley Capital Services, Inc.	GBP	78,396	USD	96,094	05/24/2023	(2,476,249)
Morgan Stanley Capital Services, Inc.	USD	2,905	CHF	2,626	05/24/2023	39,975
Morgan Stanley Capital Services, Inc.	USD	54,004	CAD	73,675	06/09/2023	416,149
Morgan Stanley Capital Services, Inc.	USD	44,984	CNH	307,656	07/07/2023	(347,057)
Morgan Stanley Capital Services, Inc.	USD	20,327	KRW	26,828,518	07/27/2023	(169,916)
Standard Chartered Bank	TWD	256,376	USD	8,456	06/15/2023	92,278
Standard Chartered Bank	INR	306,174	USD	3,722	06/22/2023	(14,685)
State Street Bank & Trust Co.	USD	30,735	EUR	28,321	05/11/2023	487,606
State Street Bank & Trust Co.	GBP	4,982	USD	6,135	05/24/2023	(128,832)
State Street Bank & Trust Co.	CNH	19,094	USD	2,785	07/07/2023	14,392
State Street Bank & Trust Co.	USD	3,259	HKD	25,458	07/12/2023	(6,786)
UBS AG	USD	35,001	JPY	4,634,136	06/15/2023	(760,974)

						$(5,678,117)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2023, the market value of this security amounted to $26,348,469 or 1.4% of net assets.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of April 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $346,622,050 and gross unrealized depreciation of investments was $(89,424,627), resulting in net unrealized appreciation of $257,197,423.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

Country Breakdown1

April 30, 2023 (unaudited)

63.0%	United States
6.3%	United Kingdom
5.0%	Switzerland
4.8%	Germany
3.4%	Japan
3.3%	India
3.0%	Denmark
2.9%	Taiwan
1.9%	Netherlands
1.7%	Hong Kong
1.3%	Norway
1.2%	China
2.2%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Sustainable Global Thematic Fund

April 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2023:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$384,802,497	$155,671,223		$—	$540,473,720
Health Care	295,822,956	56,077,312		—	351,900,268
Financials	136,330,853	172,655,565		—	308,986,418
Industrials	194,336,279	93,139,194		—	287,475,473
Consumer Staples	35,275,575	108,550,769		—	143,826,344
Consumer Discretionary	50,188,988	22,259,460		—	72,448,448
Materials	26,761,217	29,802,371		—	56,563,588
Utilities	22,913,223	26,348,469		—	49,261,692
Short-Term Investments	41,336,866	—		—	41,336,866

Total Investments in Securities	1,187,768,454	664,504,363	(a)	—	1,852,272,817
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	3,314,045		—	3,314,045
Liabilities:
Forward Currency Exchange Contracts	—	(8,992,162)		—	(8,992,162)

Total	$1,187,768,454	$658,826,246		$—	$1,846,594,700

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2023 is as follows:

Fund	Market Value 07/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$79,921	$399,254	$437,838	$41,337	$2,077